UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (20,233)	$ (5,543,192)
Adjustments to reconcile net income to net cash used in operating activities:
Income from investments held in Trust Account		(52,152)
Change in fair value of derivative warrant liabilities		(1,388,270)
Change in fair value of convertible note - related party		119,446
Offering costs - derivative warrant liabilities		855,043
Changes in operating assets and liabilities:
Prepaid expenses	20,233	(761,404)
Accounts payable		29,077
Due to related party		10,532
Accrued expenses		86,799
Accrued liabilities		4,483,777
Net cash used in operating activities		(2,160,344)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(276,000,000)
Net cash used in investing activities		(276,000,000)
Cash Flows from Financing Activities:
Payment of note payable to related party		(500,000)
Proceeds received from initial public offering, gross		276,000,000
Proceeds received from private placement		7,520,000
Offering costs paid		(5,710,734)
Proceeds from convertible note to related party		944,694
Net change in cash		93,616
Cash - beginning of the period	0	161,271
Cash - end of the period		254,887
Supplemental disclosure of noncash financing activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Deferred offering costs included in accounts payable	148,494
Offering costs included in accrued expenses	48,531	42,867
Deferred offering costs paid by Sponsor under promissory note	$ 91,658
Deferred underwriting commissions		$ 9,660,000